UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

 (Address of principal executive offices)  (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser, Esquire

Thompson Hine LLP

41 South High Street

Columbus, OH 43215

Registrant's telephone number, including area code: (800) 746-33212

Date of fiscal year end: April 30

Date of reporting period: October 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Croft Value Fund

Class I Shares (CIVFX)

Class R Shares (CLVFX)

Croft Income Fund (CLINX)

Croft Focus Fund

Class I Shares (CIFVX)

Class R Shares (CRFVX)

 SEMI-ANNUAL REPORT

OCTOBER 31, 2015

(UNAUDITED)

CROFT VALUE FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
15.53%
Basic Materials
8.93%
Cash Equivalent
0.75%
Communication Services
5.79%
Consumer Cyclical
13.39%
Consumer Defensive
4.57%
Energy
7.76%
Financial Services
18.68%
Healthcare
11.44%
Industrials
13.16%

Sectors are based on Morningstar® classifications.

Portfolio allocations are subject to change.

CROFT INCOME FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2015 (UNAUDITED)

 The following chart gives a visual breakdown of the Fund by the investment grade of the security as a percentage of the portfolio of investments.

* Investment Grade are those considered by Moody to be Baa3 or higher or by Standard and Poor to be BBB- or higher.

Portfolio allocations are subject to change.

CROFT FOCUS FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
8.90%
Cash Equivalent
7.05%
Communication Services
9.20%
Consumer Cyclical
10.33%
Consumer Defensive
4.37%
Energy
5.71%
Financial Services
8.81%
Healthcare
13.55%
Industrials
13.46%
Technology
18.62%

Sectors are based on Morningstar® classifications.

Portfolio allocations are subject to change.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2015 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 97.63%

Agricultural - 0.37%
2,705	Monsanto Co.	$ 252,160

Autos & Automotive Products - 4.75%
1,372	AutoZone, Inc. *	1,076,211
27,025	Dana Holding Corp.	454,020
36,566	General Motors Co.	1,276,519
4,174	Harman International Industries, Inc.	458,973
		3,265,723
Banks, S&L's and Brokers - 2.67%
34,534	Citigroup, Inc.	1,836,173

Business Services - 0.87%
5,593	Accenture Plc. Class A (Ireland)	599,570

Capital Equipment - 4.01%
7,810	Caterpillar, Inc.	570,052
28,541	Flowserve Corp.	1,323,161
8,795	United Technologies Corp.	865,516
		2,758,729
Chemicals - 1.65%
12,217	LyondellBasell Industries NV - Class A (Netherlands)	1,135,081

Consumer Cyclicals - 2.01%
8,617	Whirlpool Corp.	1,379,926

Consumer Non-Durables - 2.50%
8,738	Diageo Plc. ADR	1,005,569
2,707	Procter & Gamble Co.	206,761
11,197	Unilever NV ADR	503,641
		1,715,971
Containers & Paper - 1.02%
16,418	International Paper Co.	700,884

Energy - 2.85%
22,285	Noble Energy, Inc.	798,694
43,316	SunPower Corp. *	1,162,601
		1,961,295

* Non-income producing securities during the period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

Shares		Fair Value

Financial Services - 6.36%
38,302	Ally Financial, Inc. *	$ 762,976
14,459	American Express Co.	1,059,266
28,044	Invesco Ltd.	930,220
7,338	PayPal Holdings, Inc. *	264,241
7,723	PNC Financial Services Group, Inc.	697,078
8,452	Visa, Inc. Class A	655,706
		4,369,487
Food & Drug Producers - 2.07%
30,846	Mondelez International, Inc. Class A	1,423,851

Forest Products - 4.84%
40,783	Plum Creek Timber Co., Inc.	1,661,499
56,654	Weyerhaeuser Co.	1,661,662
		3,323,161
Healthcare - 2.55%
2,241	Cooper Companies, Inc.	341,439
7,982	Endo Health Solutions, Inc. (Ireland) *	478,840
6,770	Express Scripts Holding Co. *	584,793
2,965	UnitedHealth Group, Inc.	349,218
		1,754,290
Hotels & Gaming - 1.83%
54,252	MGM Resorts International *	1,258,104

Industrial Goods - 0.39%
18,188	Allegheny Technologies, Inc.	267,364

Insurance Agents & Brokers - 0.93%
11,479	Marsh & McLennan Companies, Inc.	639,839

International Oil & Gas - 1.06%
15,044	Total SA ADR	725,572

Life Insurance - 6.94%
45,380	MetLife, Inc.	2,286,244
30,137	Prudential Financial, Inc.	2,486,303
		4,772,547

* Non-income producing securities during the period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

Shares		Fair Value

Media & Entertainment - 7.12%
47,844	Arris Group, Inc. *	$ 1,352,071
27,772	Comcast Corp. Class A	1,741,582
73,263	News Corp. Class A	1,128,250
21,941	Twenty-First Century Fox, Inc. Class A	673,369
		4,895,272
Multi-Industry - 4.30%
37,322	General Electric Co.	1,079,352
7,265	Honeywell International, Inc.	750,329
10,597	KLX, Inc. *	414,449
19,435	Tyco International, Inc. (Ireland)	708,211
		2,952,341
Natural Gas - 5.54%
29,682	Devon Energy Corp.	1,244,566
21,426	Kinder Morgan, Inc.	586,001
15,234	National Fuel Gas Co.	800,242
29,850	Williams Companies, Inc.	1,177,284
		3,808,093
Pharmaceuticals - 8.88%
20,965	Akorn, Inc. *	560,604
14,153	Gilead Sciences, Inc.	1,530,364
13,921	Johnson & Johnson	1,406,439
16,882	Mylan, Inc. (United Kingdom) *	744,327
2,952	Perrigo Co. Plc (Ireland)	465,649
41,366	Pfizer, Inc.	1,398,998
		6,106,381
Property & Casualty Insurance - 1.78%
2,785	Ace Ltd. (Switzerland)	316,209
14,628	Allstate Corp.	905,181
		1,221,390
Railroads, Line-Haul Operating - 1.17%
9,723	Kansas City Southern, Inc.	804,676

Retail Stores - 1.11%
10,353	Lowes Companies, Inc.	764,362

Specialty Chemicals - 2.07%
34,959	FMC Corp.	1,423,181

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

Shares		Fair Value

Technology - 11.04%
5,445	Adobe Systems, Inc. *	$ 482,754
1,656	Alphabet, Inc. Class C	1,177,101
2,983	Amazon.com, Inc. *	1,867,060
4,871	Apple, Inc.	582,085
26,989	HP, Inc.	727,623
50,035	Micron Technology, Inc. *	828,580
36,475	Microsoft Corp.	1,920,044
		7,585,247
Transportation - 3.29%
25,600	American Airlines Group, Inc.	1,183,232
6,902	Norfolk Southern Corp.	552,367
18,851	XPO Logistics, Inc. *	523,304
		2,258,903
Utilities - 1.66%
39,833	Telephone & Data Systems, Inc.	1,140,817

TOTAL FOR COMMON STOCKS (Cost $49,236,980) - 97.63%		$ 67,100,390

REAL ESTATE INVESTMENT TRUSTS - 1.60%
10,757	American Tower Corp. Class A	1,099,688
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $825,110) - 1.60%		$ 1,099,688

SHORT TERM INVESTMENTS - 0.75%
512,996	Invesco Short Term Investment Treasury Fund 0.01% **	512,996
TOTAL FOR SHORT TERM INVESTMENTS (Cost $512,996) - 0.75%		$ 512,996

TOTAL INVESTMENTS (Cost $50,575,086) - 99.98%		$ 68,713,074

OTHER ASSETS LESS LIABILITIES - 0.02%		12,897

NET ASSETS - 100.00%		$ 68,725,971

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at October 31, 2015.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2015 (UNAUDITED)

Shares/Principal		Fair Value

CORPORATE BONDS (a) - 44.03%

Agriculture - 0.59%
80,000	Archer-Daniels Midland Co., 5.450%, 3/15/18	$ 86,971

Building Materials & Housing - 2.06%
180,000	Lennar Corp., 4.750%, 12/15/17	186,300
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	115,177
		301,477
Business Services - 1.08%
145,000	United Parcel Services, 5.500%, 1/15/18	158,678

Capital Goods - 1.94%
160,000	Pitney Bowes, Inc., 4.750%, 5/15/18	169,547
105,000	United Technologies Corp., 5.375%, 12/15/17	113,742
		283,289
Chemicals - 3.02%
105,000	Celanese US Holdings, LLC, 5.875%, 6/15/21	112,875
150,000	DuPont EI De Nemours, 6.000%, 7/15/18	166,006
155,000	Petrologistics LP, 6.250%, 4/1/20	162,362
		441,243
Construction - 0.96%
195,000	Layne Christensen Co., 4.250%, 11/15/18	141,009

Containers & Paper - 1.07%
150,000	Crown Americas LLC, 6.250%, 2/1/21	155,812

Energy - 3.63%
100,000	ConocoPhillips Corp., 5.200%, 5/15/18	108,556
150,000	Consol Energy, Inc., 8.250%, 4/1/20	126,000
160,000	Occidental Petroleum Corp., 1.750%, 2/15/17	161,254
140,000	Whiting Petroleum Corp., 6.500%, 10/1/18	134,050
		529,860
Energy Services - 1.56%
100,000	Baker Hughes, Inc., 7.500%, 11/15/18	115,086
140,000	Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	112,700
		227,786

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Notes 2 and 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

Shares/Principal		Fair Value

Financial Services - 7.55%
75,000	Berkshire Hathaway Financial Corp., 1.600%, 5/15/17	$ 75,764
150,000	Capital One Financial Co., 2.450%, 4/24/19	150,139
225,000	Charles Schwab Corp., 4.450%, 7/22/20	246,629
165,000	Deere Capital Corp., 2.000%, 1/13/17	167,195
225,000	Franklin Resources, Inc., 4.625%, 5/20/20	248,354
60,000	JP Morgan Chase & Co., 5.875%, 6/13/16	61,787
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	152,914
		1,102,782
Gas & Gas Transmission - 0.72%
100,000	KN Energy, Inc. Senior Debentures, 7.250%, 3/1/28	104,975

Industrial Goods - 2.17%
75,000	Cummins Engine Company, Inc. Debentures, 6.750%, 2/15/27	94,734
206,000	General Electric Co., 5.250%, 12/6/17	222,335
		317,069
Media & Entertainment - 3.53%
165,000	21st Century Fox America, Inc., 7.750%, 2/1/24	205,418
186,000	Liberty Interactive, Corp., 8.250%, 2/1/30	191,580
110,000	Washington Post Co., 7.250%, 2/1/19	118,272
		515,270
Metal & Mining - 1.48%
100,000	Nucor Corp., 5.750%, 12/1/17	107,311
125,000	U.S. Steel Corp., 7.000%, 2/1/18	109,375
		216,686
Miscellaneous Consumer Goods & Services - 0.73%
100,000	Pactiv, LLC, Debentures, 8.125%, 6/15/17	107,250

Retail Stores - 1.59%
70,000	Auto Zone, Inc., 6.950%, 6/15/16	72,502
160,000	Costco Wholesale Corp., 1.125%, 12/15/17	159,681
		232,183
Technology - 4.08%
200,000	Amazon.com, Inc., 2.500%, 11/29/22	195,236
40,000	Arrow Electronics, Inc., 6.875%, 6/1/18	44,070
145,000	Cisco Systems, Inc., 5.500%, 2/22/16	147,274
100,000	IBM Corp., 5.700%, 9/14/17	108,420
100,000	Texas Instruments, Inc., 2.375%, 5/16/16	101,011
		596,011
Telecommunications - 1.52%
225,000	Qualcomm, Inc., 3.000%, 5/20/22	222,183

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

Shares/Principal		Fair Value

Textiles & Apparel Mfg. - 1.28%
180,000	Hanesbrands, Inc., 6.375%, 12/15/20	$ 186,525

Transportation - 2.44%
105,000	American Airlines Group, Inc., 6.125%, 6/1/18	109,069
150,000	Hertz Corp., 6.750%, 4/15/19	153,937
105,000	Triumph Group, Inc., 4.875%, 4/1/21	93,712
		356,718
Utilities - 1.03%
150,000	National Fuel Gas Co., 5.200%, 7/15/25	150,985

TOTAL FOR CORPORATE BONDS (Cost $6,302,450) - 44.03%		$ 6,434,762

PREFERRED STOCKS - 1.16%
3,000	CHS, Inc., Series B, 7.875%, 12/31/49	$ 86,160
3,000	CHS, Inc., 7.500%, 12/31/49	83,310
TOTAL FOR PREFERRED STOCKS (Cost $150,000) - 1.16%		$ 169,470

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 28.98%
750,000	U.S. Treasury Notes, 0.375%, 1/31/16	$ 750,400
750,000	U.S. Treasury Notes, 0.375%, 5/31/16	750,137
750,000	U.S. Treasury Notes, 0.750%, 1/15/17	752,149
750,000	U.S. Treasury Notes, 0.875%, 6/15/17	752,715
300,000	U.S. Treasury Notes, 1.625%, 8/31/19	303,492
300,000	U.S. Treasury Notes, 1.875%, 10/31/17	306,602
300,000	U.S. Treasury Notes, 2.750%, 2/28/18	312,906
300,000	U.S. Treasury Notes, 3.25%, 7/31/16	306,313
TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $4,223,152) - 28.98%		$ 4,234,714

SHORT TERM INVESTMENTS - 25.16%
3,676,427	Invesco Short Term Investment Treasury Fund 0.01% **	3,676,427
TOTAL FOR SHORT TERM INVESTMENTS (Cost $3,676,427) - 25.16%		$ 3,676,427

TOTAL INVESTMENTS (Cost $14,352,029) - 99.33%		$ 14,515,373

OTHER ASSETS LESS LIABILITIES - 0.67%		98,022

NET ASSETS - 100.00%		$ 14,613,395

** Variable rate security; the coupon rate shown represents the yield at October 31, 2015.

The accompanying notes are an integral part of these financial statements.

CROFT FOCUS FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2015 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 92.92%

Autos & Automotive Products - 5.28%
5,589	General Motors Co.	$ 195,112
2,700	Harman International Industries, Inc.	296,892
		492,004
Banks, S&L's and Brokers - 3.86%
6,756	Citigroup, Inc.	359,217

Capital Equipment - 4.04%
8,119	Flowserve Corp.	376,397

Consumer Cyclicals - 3.57%
2,075	Whirlpool Corp.	332,290

Consumer Non-Durables - 4.37%
3,533	Diegeo Plc. ADR	406,578

Energy - 3.70%
12,816	SunPower Corp. *	343,981

Forest Products - 4.37%
9,979	Plum Creek Timber Co., Inc.	406,545

Healthcare - 3.93%
2,400	Cooper Companies, Inc.	365,664

Hotels & Gaming - 4.38%
17,562	MGM Resorts International *	407,263

Life Insurance - 4.95%
5,584	Prudential Financial, Inc.	460,680

Media & Entertainment - 11.92%
12,281	Arris Group, Inc. *	347,061
6,445	Comcast Corp. Class A	404,166
23,276	News Corp. Class A	358,450
		1,109,677

* Non-income producing securities during the period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CROFT FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

Shares		Fair Value

Natural Gas - 5.71%
6,000	Devon Energy Corp.	$ 251,580
7,100	Williams Companies, Inc.	280,024
		531,604
Pharmaceuticals - 9.62%
10,656	Akorn, Inc. *	284,941
3,550	Gilead Sciences, Inc.	383,862
5,136	Mylan N.V. (United Kingdom) *	226,446
		895,249
Railroads, Line-Haul Operating - 2.70%
3,037	Kansas City Southern	251,342

Specialty Chemicals - 4.53%
10,355	FMC Corp.	421,552

Technology - 4.43%
24,906	Micron Technology, Inc. *	412,443

Transportation - 6.71%
9,253	American Airlines Group, Inc.	427,674
7,083	XPO Logistics, Inc. *	196,624
		624,298
Utilities - 4.85%
15,760	Telephone & Data Systems, Inc.	451,366

TOTAL FOR COMMON STOCKS (Cost $8,719,882) - 92.92%		$ 8,648,150

SHORT TERM INVESTMENTS - 7.05%
655,952	Invesco Short Term Investment Treasury Fund 0.01% **	655,952
TOTAL FOR SHORT TERM INVESTMENTS (Cost $655,952) - 7.05%		$ 655,952

TOTAL INVESTMENTS (Cost $9,375,834) - 99.97%		$ 9,304,102

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.03%		3,081

NET ASSETS - 100.00%		$ 9,307,183

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at October 31, 2015.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS CORPORATION

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2015 (UNAUDITED)

Assets:	Value Fund	Income Fund	Focus Fund
Investments in Securities, at Fair Value
(Cost $50,575,086, $14,352,029 and $9,375,834, respectively)	$68,713,074	$14,515,373	$9,304,102
Cash	-	4,260	-
Receivable from Advisor	-	-	4,622
Receivable for Fund Shares Purchased	327	-	-
Receivable for Securities Sold	17,563	-	-
Dividends and Interest Receivable	52,496	100,843	345
Prepaid Expenses	39,045	11,637	10,901
Total Assets	68,822,505	14,632,113	9,319,970
Liabilities:
Payables:
Accrued Management Fees	53,230	3,138	-
Distribution Fees Payable to the Advisor	10,722	3,094	78
Fund Shares Redeemed	8,030	895	-
Distributions Payable	-	1,027	-
Trustee Fees	6,965	731	793
Other Accrued Expenses	17,587	9,833	11,916
Total Liabilities	96,534	18,718	12,787
Net Assets	$68,725,971	$14,613,395	$9,307,183

Net Assets Consist of:
Paid In Capital	$42,624,167	$14,707,732	$9,396,634
Par Value of Common Stock	3,024	1,516	945
Accumulated Undistributed Net Investment Income	210,196	23,953	5,091
Accumulated Realized Gain (Loss) on Investments	7,750,596	(283,150)	(23,755)
Unrealized Appreciation in Value on Investments	18,137,988	163,344	(71,732)

Net Assets (30,000,000 shares authorized, $0.001 par value for the Croft Funds Corporation, which includes the Value Fund,

       Income Fund and Focus Fund), for 3,023,834, 1,515,651

            and 944,558 Shares Outstanding, respectively.

	$68,725,971	$14,613,395	$9,307,183

Class C Shares:
Net Assets		$14,613,395
Shares outstanding		1,515,651
Net asset value and offering price		$ 9.64

Short-term Redemption Price Per Share ($9.64 x 0.98) *		$ 9.45

Class I Shares:
Net Assets	$17,513,608		$8,927,699
Shares outstanding	764,603		905,899
Net asset value and offering price	$ 22.91		$ 9.86

Short-term Redemption Price Per Share ($22.91 x 0.98 and $9.86 x 0.98, respectively) *	$ 22.45		$ 9.66

Class R Shares:
Net Assets	$51,212,363		$ 379,484
Shares outstanding	2,259,231		38,659
Net asset value and offering price	$ 22.67		$ 9.82

Short-term Redemption Price Per Share ($22.67 x 0.98 and $9.82 x 0.98, respectively) *	$ 22.21		$ 9.62

* The Funds will deduct a 2% redemption fee from redemption proceeds if you purchase shares and then redeem those shares within 30 days.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS CORPORATION

STATEMENT OF OPERATIONS

For the six months ended OCTOBER 31, 2015 (UNAUDITED)

	Value Fund	Income Fund	Focus Fund
Investment Income:
Dividends (net of foreign withholding taxes of $5,165, $0, and $807 respectively)	$ 647,471	$ 5,766	$ 60,854
Interest	412	182,015	111
Total Investment Income	647,883	187,781	60,965

Expenses:
Advisory Fees	349,783	58,333	43,730
Distribution Fees (Value Fund - Class R and Focus Fund - Class R)	70,552	18,460	483
Transfer Agent and Fund Accounting Fees	27,881	16,413	17,495
Custody Fees	10,065	2,017	2,121
Registration Fees	18,705	8,565	13,006
Audit Fees	12,600	7,465	7,367
Insurance Fees	14,179	1,239	314
Legal Fees	13,380	1,773	1,078
Auction Fees	-	-	-
Miscellaneous Fees	2,261	612	678
Printing and Mailing Fees	5,010	911	628
Director Fees	6,554	681	756
Total Expenses	530,970	116,469	87,656
Fees Waived/Reimbursed by the Advisor	(6,647)	(35,246)	(30,416)
Net Expenses	524,323	81,223	57,240

Net Investment Income	123,560	106,558	3,725

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	481,386	(6,330)	(172,283)
Net Change in Unrealized Appreciation on Investments	(5,922,442)	(206,065)	(396,654)
Net Realized and Unrealized Loss on Investments	(5,441,056)	(212,395)	(568,937)

Net Decrease in Net Assets Resulting from Operations	$(5,317,496)	$ (105,837)	$ (565,212)

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 10/31/2015	For the Year Ended 4/30/2015

Increase in Net Assets From Operations:
Net Investment Income	$ 123,560	$ 86,856
Net Realized Gain on Investments	481,386	19,469,316
Net Change in Unrealized Appreciation on Investments	(5,922,442)	(13,897,932)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,317,496)	5,658,240

Distributions to Shareholders from:
Net Investment Income:
Class I	-	(258,140)
Class R	-	(314,887)
Realized Gains:
Class I	-	(2,826,698)
Class R	-	(10,880,102)
Net Change in Net Assets from Distributions	-	(14,279,827)

Capital Share Transactions:
Proceeds from Sale of Shares
Class I	22,016	352,254
Class R	537,315	11,072,435
Proceeds from Shares Issued/(Redeemed) from Transfers In-Kind
Class I	-	-
Class R	-	-
Proceeds from Reinvestment of Dividends
Class I	-	3,084,838
Class R	-	11,098,478
Cost of Shares Redeemed
Class I	(17,787)	(947,173)
Class R *	(7,076,871)	(52,607,148)
Net Decrease from Shareholder Activity	(6,535,327)	(27,946,316)

Net Assets:
Net Decrease in Net Assets	(11,852,823)	(36,567,903)
Beginning of Period	80,578,794	117,146,697
End of Period (Including Accumulated Undistributed Net
Investment Income of $210,196 and $86,636, respectively)	$ 68,725,971	$ 80,578,794

Share Transactions:
Shares Sold
Class I	955	12,665
Class R	23,209	403,479
Shares Issued/(Redeemed) from Transfers In-Kind
Class I	-	-
Class R	-	-
Shares Issued on Reinvestment of Dividends
Class I	-	126,272
Class R	-	458,047
Shares Redeemed
Class I	(819)	(32,782)
Class R *	(307,366)	(1,953,334)
Net Decrease in Shares	(284,021)	(985,653)
Outstanding at Beginning of Period	3,307,855	4,293,508
Outstanding at End of Period	3,023,834	3,307,855

* Includes securities redeemed in-kind. See Note 10.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 10/31/2015	For the Year Ended 4/30/2015

Increase in Net Assets From Operations:
Net Investment Income	$ 106,558	$ 199,320
Realized Loss on Investments	(6,330)	(8,316)
Net Change in Unrealized Appreciation on Investments	(206,065)	(103,203)
Net Increase (Decrease) in Net Assets Resulting from Operations	(105,837)	87,801

Distributions to Shareholders:
Net Investment Income	(106,588)	(198,588)
Net Change in Net Assets from Distributions	(106,588)	(198,588)

Capital Share Transactions:
Proceeds from Sale of Shares	641,082	1,523,933
Shares Issued on Reinvestment of Dividends	104,783	194,165
Cost of Shares Redeemed	(501,169)	(1,617,390)
Net Increase from Shareholder Activity	244,696	100,708

Net Assets:
Net Increase (Decrease) in Net Assets	32,271	(10,079)
Beginning of Period	14,581,124	14,591,203
End of Period (Including Accumulated Undistributed Net
Investment Income of $23,953 and $23,983, respectively)	$ 14,613,395	$ 14,581,124

Share Transactions:
Shares Sold	65,780	155,174
Shares Issued on Reinvestment of Dividends	10,836	19,855
Shares Redeemed	(51,624)	(165,389)
Net Increase in Shares	24,992	9,640
Outstanding at Beginning of Period	1,490,659	1,481,019
Outstanding at End of Period	1,515,651	1,490,659

The accompanying notes are an integral part of these financial statements.

CROFT FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) For the Six Months Ended 10/31/2015	For the Year Ended 4/30/2015

Increase in Net Assets From Operations:
Net Investment Income	$ 3,725	$ 2,923
Net Realized Gain (Loss) on Investments	(172,283)	388,521
Net Change in Unrealized Appreciation on Investments	(396,654)	288,980
Net Increase (Decrease) in Net Assets Resulting from Operations	(565,212)	680,424

Distributions to Shareholders from:
Net Investment Income:
Class I	-	(7,130)
Class R	-	-
Realized Gains:
Class I	-	(213,910)
Class R	-	(7,759)
Net Change in Net Assets from Distributions	-	(228,799)

Capital Share Transactions:
Proceeds from Sale of Shares
Class I	262,849	1,248,023
Class R	-	173,000
Proceeds from Reinvestment of Dividends
Class I	-	199,209
Class R	-	7,632
Cost of Shares Redeemed
Class I	-	(25,892)
Class R	(11,000)	(1,065)
Net Increase from Shareholder Activity	251,849	1,600,907

Net Assets:
Net Increase (Decrease) in Net Assets	(313,363)	2,052,532
Beginning of Period	9,620,546	7,568,014
End of Period (Including Accumulated Undistributed Net
Investment Income of $5,091 and $1,366, respectively)	$ 9,307,183	$ 9,620,546

Share Transactions:
Shares Sold
Class I	27,499	125,871
Class R	-	16,794
Shares Issued on Reinvestment of Dividends
Class I	-	19,082
Class R	-	733
Shares Redeemed
Class I	(1,073)	(2,499)
Class R	-	(103)
Net Increase in Shares	26,426	159,878
Outstanding at Beginning of Period	918,132	758,254
Outstanding at End of Period	944,558	918,132

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND - CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) For the Six Months Ended	Years Ended		Period Ended
	10/31/2015	4/30/2015	4/30/2014	4/30/2013 †

Net Asset Value, at Beginning of Period	$ 24.53	$ 27.63	$ 26.93	$ 23.35

Income From Investment Operations:
Net Investment Income *	0.06	0.08	0.16	0.19
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.68)	1.67	4.41	3.52
Total from Investment Operations	(1.62)	1.75	4.57	3.71

Distributions:
Net Investment Income	-	(0.41)	(0.12)	(0.13)
Realized Gains	-	(4.44)	(3.75)	-
Total from Distributions	-	(4.85)	(3.87)	(0.13)

Net Asset Value, at End of Period	$ 22.91	$ 24.53	$ 27.63	$ 26.93

Total Return **	(6.60)%****	6.42%	17.28%	15.96%****

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 17,514	$ 18,754	$ 18,189	$ 9,900
Before Waivers
Ratio of Expenses to Average Net Assets ***	1.24%	1.20%	1.18%	1.04%
Ratio of Net Investment Income to Average Net Assets ***	0.50%	0.27%	0.50%	0.99%
After Waivers
Ratio of Expenses to Average Net Assets ***	1.22% (c)	1.18% (b)	1.10% (a)	1.04%
Ratio of Net Investment Income to Average Net Assets ***	0.52% (c)	0.29% (b)	0.58% (a)	0.99%
Portfolio Turnover	21.60%****	22.20%	17.47%	12.82%****

† For the period August 1, 2012 (commencement of the Fund's investment operations for the Fund's Class I shares) through April 30, 2013.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

***Annualized for period less than one year.

**** Not Annualized.

(a) The Advisor's reimbursement to the Fund related to fees incurred by the Fund in connection with its relationship with Reflow amounted to 0.08%.  See Note 4 and Note 10.

(b) The Advisor's reimbursement to the Fund related to fees incurred by the Fund in connection with its relationship with Reflow amounted to 0.02%.  See Note 4 and Note 10.

(c) The Advisor's reimbursement to the Fund related to fees incurred by the Fund in connection with its relationship with Reflow amounted to 0.02%.  See Note 4 and Note 10.

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND - CLASS R

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) For the Six Months Ended 10/31/2015	Years Ended
		4/30/2015	4/30/2014	4/30/2013	4/30/2012	4/30/2011

Net Asset Value, at Beginning of Period	$ 24.31	$ 27.22	$ 26.73	$ 24.10	$ 25.62	$ 21.87

Income (Loss) From Investment Operations:
Net Investment Income *	0.03	0.01	0.12	0.18	0.09	0.64
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.67)	1.65	4.34	2.65	(1.49)	3.69
Total from Investment Operations	(1.64)	1.66	4.46	2.83	(1.40)	4.33

Distributions:
Net Investment Income	-	(0.13)	(0.22)	(0.20)	(0.12)	(0.58)
Realized Gains	-	(4.44)	(3.75)	-	-	-
Total from Distributions	-	(4.57)	(3.97)	(0.20)	(0.12)	(0.58)

Proceeds from Redemption Fees	-	-**	-**	-**	-**	-**

Net Asset Value, at End of Period	$ 22.67	$ 24.31	$ 27.22	$ 26.73	$ 24.10	$ 25.62

Total Return ***	(6.75)%	6.17%	16.98%	11.82%	(5.42)%	20.04%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 51,212	$ 61,825	$ 98,958	$ 281,754	$ 338,971	$ 438,815
Before Waivers
Ratio of Expenses to Average Net Assets	1.49%	1.45%	1.42%	1.30%	1.28%	1.28%
Ratio of Net Investment Income to Average Net Assets	0.25%	0.02%	0.34%	0.72%	0.42%	2.88%
After Waivers
Ratio of Expenses to Average Net Assets	1.47% (c)	1.43% (b)	1.34% (a)	1.30%	1.28%	1.28%
Ratio of Net Investment Income to Average Net Assets	0.27% (c)	0.04% (b)	0.42% (a)	0.72%	0.42%	2.88%
Portfolio Turnover	21.60%	22.20%	17.47%	12.82%	17.17%	19.97%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) The Advisor's reimbursement to the Fund related to fees incurred by the Fund in connection with its relationship with Reflow amounted to 0.08%.  See Note 4 and Note 10.

(b) The Advisor's reimbursement to the Fund related to fees incurred by the Fund in connection with its relationship with Reflow amounted to 0.02%.  See Note 4 and Note 10.

(c) The Advisor's reimbursement to the Fund related to fees incurred by the Fund in connection with its relationship with Reflow amounted to 0.02%.  See Note 4 and Note 10.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) For the Six Months Ended 10/31/2015	Years Ended
		4/30/2015	4/30/2014	4/30/2013	4/30/2012	4/30/2011

Net Asset Value, at Beginning of Period	$ 9.78	$ 9.85	$ 10.00	$ 10.00	$ 9.99	$ 9.87

Income (Loss) From Investment Operations:
Net Investment Income *	0.07	0.13	0.18	0.25	0.31	0.38
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.14)	(0.07)	(0.14)	0.00**	0.01	0.12
Total from Investment Operations	(0.07)	0.06	0.04	0.25	0.32	0.50

Distributions:
Net Investment Income	(0.07)	(0.13)	(0.19)	(0.25)	(0.31)	(0.38)
Realized Gains	-	-	-	-	-	-
Total from Distributions	(0.07)	(0.13)	(0.19)	(0.25)	(0.31)	(0.38)

Proceeds from Redemption Fees	-	-**	-	-**	-	-

Net Asset Value, at End of Period	$ 9.64	$ 9.78	$ 9.85	$ 10.00	$ 10.00	$ 9.99

Total Return ***	(0.71)% ****	0.63%	0.38%	2.56%	3.29%	5.16%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 14,613	$ 14,581	$ 14,591	$ 16,657	$ 15,020	$ 14,052
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.58%	1.60%	1.53%	1.52%	1.56%	1.74%
Ratio of Net Investment Income to Average Net Assets	0.97%	0.85%	1.41%	2.09%	2.67%	3.12%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.35%	1.83%	2.51%	3.13%	3.76%
Portfolio Turnover	7.28%****	38.75%	3.71%	26.38%	26.02%	16.21%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

**** Not Annualized.

The accompanying notes are an integral part of these financial statements.

CROFT FOCUS FUND - CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) For the Six Months Ended 10/31/2015	Year Ended 4/30/2015	Period Ended 4/30/2014 †

Net Asset Value, at Beginning of Period	$ 10.48	$ 9.98	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.00 (a)	0.00 (a)	0.01
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.62)	0.76	(0.03) *****
Total from Investment Operations	(0.62)	0.76	(0.02)

Distributions:
Net Investment Income	-	(0.01)	-
Realized Gains	-	(0.25)	-
Total from Distributions	-	(0.26)	-

Net Asset Value, at End of Period	$ 9.86	$ 10.48	$ 9.98

Total Return **	(5.92)% ****	7.63%	(0.20)% ****

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 8,928	$ 9,217	$ 7,356
Before Waivers
Ratio of Expenses to Average Net Assets ***	1.87%	1.83%	2.29%
Ratio of Net Investment Loss to Average Net Assets ***	(0.56)%	(0.57)%	(0.81)%
After Waivers
Ratio of Expenses to Average Net Assets ***	1.22%	1.22%	1.22%
Ratio of Net Investment Income to Average Net Assets ***	0.09%	0.04%	0.26%
Portfolio Turnover	49.97%****	79.74%	13.90%****

† For the period December 31, 2013 (commencement of the Fund's investment operations for the Fund's Class I shares) through April 30, 2014.

(a) Amount less than $0.005 per share.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

***Annualized for period less than one year.

**** Not Annualized.

***** Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

CROFT FOCUS FUND - CLASS R

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) For the Six Months Ended 10/31/2015	Year Ended 4/30/2015	Period Ended 4/30/2014 †

Net Asset Value, at Beginning of Period	$ 10.45	$ 9.97	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.01)	(0.02)	0.00(a)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.62)	0.75	(0.03) *****
Total from Investment Operations	(0.63)	0.73	(0.03)

Distributions:
Net Investment Income	-	-	-
Realized Gains	-	(0.25)	-
Total from Distributions	-	(0.25)	-

Net Asset Value, at End of Period	$ 9.82	$ 10.45	$ 9.97

Total Return **	(6.03)% ****	7.35%	(0.30)% ****

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 379	$ 404	$ 212
Before Waivers
Ratio of Expenses to Average Net Assets ***	2.12%	2.09%	2.63%
Ratio of Net Investment Loss to Average Net Assets ***	(0.81)%	(0.83)%	(1.19)%
After Waivers
Ratio of Expenses to Average Net Assets ***	1.47%	1.47%	1.47%
Ratio of Net Investment Loss to Average Net Assets ***	(0.16)%	(0.20)%	(0.03)%
Portfolio Turnover	49.97%****	79.74%	13.90%****

† For the period December 31, 2013 (commencement of the Fund's investment operations for the Fund's Class R shares) through April 30, 2014.

(a) Amount less than $0.005 per share.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

***Annualized for period less than one year.

**** Not Annualized.

***** Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2015 (UNAUDITED)

Note 1. Organization

The Croft Value Fund (the “Value Fund”), the Croft Income Fund (the “Income Fund”), and the Croft Focus Fund (the “Focus Fund”), together (the “Funds”) were organized as diversified portfolios of the Croft Funds Corporation (the “Corporation”), a corporation incorporated under the laws of the State of Maryland pursuant to Articles of Incorporation dated July 20, 1994, and the Trust is registered under the Investment Company Act of 1940, as amended (“the Act”), as an open-end management investment company. The Value Fund and Income Fund commenced operations on May 4, 1995. The Focus Fund commenced operations on December 31, 2013.  The Board of Directors has authorized two classes of shares for the Value Fund and Focus Fund: Class R shares and Class I shares and each class is subject to different expenses. The Income Fund consists of one class of shares. The Value Fund’s investment objective is growth of capital.  The Value Fund invests primarily in common stocks of companies believed by Croft-Leominster, Inc. (the “Advisor”) to be undervalued and have good prospects for capital appreciation.  The Income Fund’s investment objective is to achieve a high level of current income with moderate risk to principal. The Advisor seeks to achieve this by investing primarily in a diversified portfolio of U.S. traded investment grade fixed-income securities. The Focus Fund’s investment objective is long-term growth of capital. The Focus Fund invests in a focused portfolio of 25 or fewer stocks primarily comprised of common stocks of U.S. and foreign companies that the Advisor believes are undervalued.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuations: All investments in securities are recorded at their fair value, as described in Note 3.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required. Federal income tax loss carryforwards generated in prior years will be used to offset a portion of current year’s net realized gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the year ended April 30, 2015, management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Funds are not

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. As of and during the six months ended October 31, 2015, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds. These differences relate primarily to the differing tax treatment of realized gains on redemptions in-kind, equalization, and distribution adjustments.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Funds record security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.  Expenses incurred by the Corporation that do not relate to a specific Fund or class of the Corporation is allocated in accordance to the Corporation’s expense policy.  Class specific expenses are borne by each class.  Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

Note 3. Security Valuations

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 within the fair value hierarchy.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks including real estate investment trusts and preferred stocks) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as Level 1 within the fair value hierarchy. When the security position is not considered to be part of an active market or when the security

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

is valued at the bid price, the position is generally categorized as Level 2 within the fair value hierarchy. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Directors and are categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the money market funds. These securities will be classified as Level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities such as corporate bonds and U.S. government agencies and obligations when valued using market quotations in an active market, will be categorized as Level 1 within the fair value hierarchy.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 within the fair value hierarchy.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Directors.  These securities will be categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using amortized cost which approximates fair value and would be categorized in Level 2 within the fair value hierarchy.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of October 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 67,100,390	$ 0	$ 0	$ 67,100,390
Real Estate Investment Trusts	1,099,688	0	0	1,099,688
Short-Term Investments	512,996	0	0	512,996
Total	$ 68,713,074	$ 0	$ 0	$ 68,713,074

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

The following table summarizes the inputs used to value the Income Fund’s investments measured at fair value as of October 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ 0	$ 6,434,762	$ 0	$ 6,434,762
Preferred Stocks	169,470	0	0	169,470
U.S. Government Agencies & Obligations	4,234,714	0	0	4,234,714
Short-Term Investments	3,676,427	0	0	3,676,427
Total	$ 8,080,611	$ 6,434,762	$ 0	$ 14,515,373

The following table summarizes the inputs used to value the Focus Fund’s assets measured at fair value as of October 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,648,150	$ 0	$ 0	$ 8,648,150
Short-Term Investments	655,952	0	0	655,952
Total	$ 9,304,102	$ 0	$ 0	$ 9,304,102

Neither the Value Fund nor the Focus Fund held any Level 2 or Level 3 assets (those valued using significant unobservable inputs) at any time during the six months ended October 31, 2015. Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

The Funds did not hold any derivative instruments at any time during the six months ended October 31, 2015. For more detail on the industry classification of investments, please refer to each Fund’s Schedule of Investments. The Value Fund, Income Fund, and Focus Fund had no transfers between Level 1 and Level 2 during the six months ended October 31, 2015.  The Funds consider transfers into and out of Level 1 and Level 2 as of the end of the reporting period.

Note 4. Investment Advisory Fee and Other Transactions with Affiliates

The Trust, on behalf of the Funds, retains the Advisor as the Funds’ investment advisor.  Under the terms of the management agreement between the Advisor and the Trust, subject to such policies as the Board of Directors of the Corporation may determine, the Advisor, at its expense, will continuously furnish an investment program for the Funds, make investment decisions on behalf of the Funds, and place all orders for the purchase and sale of portfolio securities subject to applicable investment objectives, policies and restrictions. Pursuant to the management agreement and subject to the general oversight of the Board of Directors, the Advisor also manages, supervises and conducts the other affairs and business of the Funds, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Funds.  For the Advisor’s services, the Funds pay a fee, computed daily and payable monthly at the annual rate of 0.94% of the Value Fund’s average daily net assets, at the

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

annual rate of 0.79% of the Income Fund’s average daily net assets and at the annual rate of 0.94% of the Focus Fund’s average daily net assets.

For the six months ended October 31, 2015, the Advisor earned fees from the Value Fund of $349,783.  The Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Value Fund’s Class R shares from May 1, 2014 through August 31, 2015, to limit the overall expense ratio to 1.47% (excluding brokerage, commissions, underlying fund fees and expenses and extraordinary expenses) of the Value Fund’s Class R shares average net assets.  The Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Value Fund’s Class I shares through August 31, 2016, to limit the overall expense ratio to 1.22% (excluding brokerage commissions, underlying fund fees and expenses, or extraordinary expenses) of the Value Fund’s Class I average net assets.  From June 1, 2015 through August 31, 2016, the Advisor has contractually agreed to reimburse the Fund for any expenses associated with its relationship with ReFlow (“Reflow”).  Please see Note 10 for more information about the Value Fund’s relationship with ReFlow during the reporting period.  The Value Fund waived $6,647, which is not recoupable, in expenses associated with the Value Fund’s relationship with ReFlow during the six months ended October 31, 2015. As of October 31, 2015, the Value Fund owed the Advisor $53,230 in Advisory fees.

For the six months ended October 31, 2015, the Advisor earned fees from the Income Fund of $58,333. The Advisor has contractually agreed to waive management fees and/or reimburse expenses to limit the overall expense ratio to 1.10% (excluding brokerage, commissions, underlying fund fees and expenses and extraordinary expenses) of the Income Fund’s average net assets through August 31, 2016.  The Advisor waived management fees in the amount of $35,246, which is not recoupable, for the six months ended October 31, 2015. As of October 31, 2015, the Income Fund owed the Adviser $3,318 in Advisory fees.

For the six months ended October 31, 2015, the Advisor earned fees from the Focus Fund of $43,730. The Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Focus Fund’s Class R shares to limit the overall expense ratio to 1.47% (excluding brokerage, commissions, underlying fund fees and expenses and extraordinary expenses) of the Focus Fund’s Class R shares average net assets through August 31, 2016.  The Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Focus Fund’s Class I shares through August 31, 2015 to limit the overall expense ratio to 1.22% (excluding brokerage commissions, underlying fund fees and expenses, or extraordinary expenses) of the Focus Fund’s Class I average net assets. The Advisor waived management fees in the amount of $30,416, which is not recoupable, for the six months ended October 31, 2015. As of October 31, 2015, the Focus Advisor owed the Fund $4,622 in Advisory fees.

Pursuant to a plan of distribution, the Value Fund Class R, the Income Fund, and the Focus Fund Class R may pay a distribution fee of up to 0.25% of the average daily net

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

assets to broker-dealers for distribution assistance and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance.  For the six months ended October 31, 2015, the Value Fund Class R, the Income Fund and the Focus Fund Class R incurred distribution fees of $70,552, $18,460 and $483, respectively.

Directors and certain officers of the Corporation are also officers and owners of the Advisor. Each “non-interested” Director is entitled to receive an annual fee of $5,000 plus expenses for services related to the Corporation. The expense is allocated between the Funds by relative net assets.

Note 5. Capital Share Transactions

At October 31, 2015, there were 30,000,000, $0.001 par value shares of capital stock authorized for the Croft Funds Corporation (which includes the Value Fund, the Income Fund and the Focus Fund). The paid in capital amounted to $42,624,167 for the Value Fund, $14,707,732 for the Income Fund and $9,396,634 for the Focus Fund.

The Funds will deduct a 2% redemption fee from redemption proceeds if shares are purchased and then redeemed within 30 days.  For the six months ended October 31, 2015, the Value Fund – Class R collected $35 in redemption fees.  For the six months ended October 31, 2015, the Value Fund – Class I, Income Fund, and the Focus Fund Class I and Class R did not collect any redemption fees. Management has waived any redemptions fee that otherwise would apply to shares redeemed by ReFlow, LLC.

Note 6. Investments

Value Fund

For the six months ended October 31, 2015, the cost of purchases and the proceeds from sales, other than U.S. Government Securities, short-term securities, and in-kind transactions, aggregated $15,528,124 and $18,931,966, respectively. For the six months ended October 31, 2015, the cost of purchases and proceeds from sales of in-kind transactions aggregated $0 and $0, respectively. For federal income tax purposes, as of October 31, 2015, the gross unrealized appreciation for all securities totaled $19,518,184 and the gross unrealized depreciation for all securities totaled $1,380,196, for a net unrealized appreciation of $18,137,988.  The aggregate cost of securities for federal income tax purposes at October 31, 2015, was $50,575,086.

Income Fund

For the six months ended October 31, 2015, the cost of purchases and the proceeds from the sales, other than U.S. Government securities and short-term securities, aggregated $1,515,656 and $769,979, respectively.  For the six months ended October 31, 2015, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $615,305 and $0, respectively.  For federal income tax purposes, as of October 31, 2015, the gross unrealized appreciation for all securities totaled $292,015 and the gross unrealized depreciation for all securities totaled $128,671, for a net unrealized

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

appreciation of $163,344.  The aggregate cost of securities for federal income tax purposes at October 31, 2015, was $14,352,030.

Focus Fund

For the six months ended October 31, 2015, the cost of purchases and the proceeds from sales, other than U.S. Government Securities and short-term securities, aggregated $4,773,216 and $4,325,146, respectively.  For federal income tax purposes, as of October 31, 2015, the gross unrealized appreciation for all securities totaled $573,769 and the gross unrealized depreciation for all securities totaled $645,501, for a net unrealized depreciation of $71,732.  The aggregate cost of securities for federal income tax purposes at October 31, 2015, was $9,375,834.

Note 7. Distributions to Shareholders

Value Fund

The Value Fund makes distributions annually. During the six months ended October 31, 2015, the Value Fund Class I and Class R did not pay a distribution.  During the year ended April 30, 2015, distributions of $0.41 per share, or $258,140 in the aggregate, were declared and paid from net investment income for Class I. During the year ended April 30, 2015, distributions of $0.13 per share, or $314,887 in the aggregate, were declared and paid from net investment income for Class R. During the year ended April 30, 2015, distributions of $0.53 per share, or $335,626 for Class I and $1,291,843 for Class R, in the aggregate, were declared and paid from short-term capital gains. During the year ended April 30, 2015, distributions of $3.92 per share, or $2,491,072 for Class I and $9,588,259 for Class R, in the aggregate, were declared and paid from long-term capital gains.

During the year ended April 30, 2014, distributions of $0.12 per share, or $80,633 in the aggregate, were declared and paid from net investment income for Class I. During the year ended April 30, 2014, distributions of $0.22 per share, or $970,695 in the aggregate, were declared and paid from net investment income for Class R. During the year ended April 30, 2014, distributions of $0.22 per share, or $145,113 for Class I and $961,332 for Class R, in the aggregate, were declared and paid from short-term capital gains. During the year ended April 30, 2014, distributions of $3.53 per share, or $2,378,810 for Class I and $15,758,979 for Class R, in the aggregate, were declared and paid from long-term capital gains.

The tax character of distributions paid during the fiscal years ended April 30, 2015 and 2014 were as follows:

	Fiscal year ended	Fiscal year ended
Distributions paid from:	4/30/2015	4/30/2014
Ordinary Income	$ 2,200,495	$ 2,157,773
Realized Gains	$12,079,332	$18,137,789
	$14,279,827	$20,295,562

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

As of the fiscal year ended April 30, 2015, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Accumulated Undistributed Ordinary Income	$ 88,194
Accumulated Net Realized Gain on Investments	7,272,210
Net Unrealized Appreciation on Investments	24,057,430
Other Accumulated Losses	(1,558)
$ 31,416,276

The difference between book and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses from wash sales.  The Fund elected to defer to the year ending April 30, 2016, late year ordinary losses in the amount of $1,558.

Income Fund

The Income Fund makes quarterly income distributions. During the six months ended October 31, 2015, distributions of $0.07 per share, or $106,588 in aggregate, were declared and paid from net investment income. During the year ended April 30, 2015, distributions of $0.13 per share, or $198,588 in aggregate, were declared and paid from net investment income. During the year ended April 30, 2014, distributions of $0.19 per share, or $275,622 in aggregate, were declared and paid from net investment income.

The tax character of distributions paid during the six months ended October 31, 2015 and fiscal years ended April 30, 2015 and 2014 were as follows:

	Six months ended	Fiscal year ended	Fiscal year ended
Distributions paid from:	10/31/2015	4/30/2015	4/30/2014
Ordinary Income	$106,588	$198,588	$275,622

As of the fiscal year ended April 30, 2015, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income	$ 23,983
Capital Loss Carryforward	(272,586)
Net Unrealized Appreciation on Investments	369,409
Other Accumulated Losses	(4,234)
$ 116,572

The Fund elected to defer to the year ending April 30, 2016, post-October losses in the amount of $4,234.

Focus Fund

The Focus Fund will make distributions from investment income annually and quarterly, respectively, and distribute any net realized gains annually. During the six months ended October 31, 2015, the Focus Fund Class I and Class R did not pay a distribution.   During the year ended April 30, 2015, distributions of $0.01 per share, or $7,130 in the

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

aggregate, were declared and paid from net investment income for Class I. During the year ended April 30, 2015, no distributions were declared and paid from net investment income for Class R. During the year ended April 30, 2015, distributions of $0.25 per share, or $208,053 for Class I and $7,547 for Class R, in the aggregate, were declared and paid from short-term capital gains. During the year ended April 30, 2015, distributions of $0.01 per share, or $5,857 for Class I and $212 for Class R, in the aggregate, were declared and paid from long-term capital gains.

During the period December 31, 2013 (commencement of investment operations) through April 30, 2014, Class I and Class R did not pay a distribution.

The tax character of distributions paid during the fiscal year ended April 30, 2015 and the period December 31, 2013 (commencement of investment operations) through April 30, 2014 was as follows:

	Fiscal year ended	Period ended
Distributions paid from:	4/30/2015	4/30/2014
Ordinary Income	$222,730	$ -
Realized Gains	$ 6,069	$ -
	$228,799	$ -

As of the fiscal year ended April 30, 2015, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Accumulated Undistributed Ordinary Income	$ 1,366
Accumulated Net Realized Gain on Investments	148,528
Net Unrealized Appreciation on Investments	324,922
$ 474,816

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Act. As of October 31, 2015, SEI Private Trust Company held in omnibus accounts for the benefit of others approximately 28% of the voting securities of the Value Fund and may be deemed to control the Value Fund. As of October 31, 2015, SEI Private Trust Company held in omnibus accounts for the benefit of others approximately 28% of the voting securities of the Income Fund and may be deemed to control the Income Fund. As of October 31, 2015, the Croft family, in aggregate, owned approximately 75% of the voting securities of the Focus Fund and may be deemed to control the Focus Fund.

Note 9. Capital Loss Carryforwards

As of the fiscal year ended April 30, 2015, the Income Fund had available for federal tax purposes an unused capital loss carryforward of $272,586, of which $261,366 expires in 2018 and $11,220 of long term losses do not expire.  Any losses incurred during future taxable years and current non-expiring capital losses will be required to be utilized prior

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

to the losses incurred in prior years.  To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.  No capital loss carryforwards were utilized during the fiscal year ended April 30, 2015 for the Funds.

Note 10. Loan Agreement

The Funds may, from time to time, participate in a program offered by ReFlow which provides an alternative source of capital available to the Funds to satisfy some or all of their redemption requests at a minimum of 21 basis point daily fee of the outstanding loan balance. The Value Fund’s maximum amount borrowed was $90,823 on July 10, 2015, with an average borrowing of $49,528 during the six months ended October 31, 2015. ReFlow shall not purchase more than the lesser of (a) 3% of the outstanding voting shares of the Fund or (b) the number of shares that can be purchased subject to the capital or other limits announced from time to time by ReFlow. Fees associated with the loan agreement amounted to $198.12 for the Value Fund, which was reimbursed contractually by the Advisor. The Income Fund and Focus Fund had no borrowings during the six months ended October 31, 2015. As of October 31, 2015, the Value Fund, Income Fund and Focus Fund had no borrowings outstanding.

Note 11. Investments in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies (i.e. money market mutual funds).  The Funds will incur additional indirect expenses due to acquire fund fees and other costs to the extent it invests in shares of other investment companies.  From time to time, each Fund may invest greater than 25% of its net assets in one or more investment companies.

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.  While investor losses in money market mutual funds have been rare, they have occurred.  In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market funds.  As of October 31, 2015, Croft Income Fund had 25.16% of the value of its net assets invested in the Invesco Short Term Investment Treasury Fund.  Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.  As of October 31, 2015, the Croft Value Fund and Croft Focus Fund did not have a significant portion of their assets invested in shares of money market mutual funds.

Note 12. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

CROFT FUNDS CORPORATION

EXPENSE ILLUSTRATION

OCTOBER 31, 2015 (UNAUDITED)

Expense Example

As a shareholder of the Croft Funds, you incur two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution and /or Service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2015 through October 31, 2015, for Croft Value Fund, Class I and R, the Croft Income Fund, and the Focus Fund, Class I and R.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CROFT FUNDS CORPORATION

EXPENSE ILLUSTRATION (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

Value Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2015	October 31, 2015	May 1, 2015 to October 31, 2015

Actual	$1,000.00	$933.96	$5.95
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.06	$6.21

* Expenses are equal to the Value Fund's annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Value Fund - Class R
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2015	October 31, 2015	May 1, 2015 to October 31, 2015

Actual	$1,000.00	$932.54	$7.16
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.80	$7.48

* Expenses are equal to the Value Fund's annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2015	October 31, 2015	May 1, 2015 to October 31, 2015

Actual	$1,000.00	$992.89	$5.53
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.66	$5.60

* Expenses are equal to the Income Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CROFT FUNDS CORPORATION

EXPENSE ILLUSTRATION (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

Focus Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2015	October 31, 2015	May 1, 2015 to October 31, 2015

Actual	$1,000.00	$940.84	$5.97
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.06	$6.21

* Expenses are equal to the Focus Fund's Class I annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Focus Fund - Class R
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2015	October 31, 2015	May 1, 2015 to October 31, 2015

Actual	$1,000.00	$939.71	$7.19
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.80	$7.48

* Expenses are equal to the Focus Fund's Class I annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CROFT FUNDS CORPORATION

DIRECTORS AND OFFICERS

OCTOBER 31, 2015 (UNAUDITED)

Information about Directors who are “interested persons” of the Corporation as defined under the 1940 Act, and each officer of the Corporation, including their principal occupations during the past five years, is as follows:

Name, Address[1] and Year of Birth	Principal Occupation(s) During last five years and Position held with Corporation	Number of Portfolios overseen by Director	Other Directorships held by Director or Officer during last five years	Length of Time Served
Kent G. Croft[2] Year of Birth: 1963	Director, President, and Secretary of the Corporation. President, Croft-Leominster, Inc. since 1989.	3	None	Since 1995
Phillip Vong Year of Birth: 1975	Assistant Vice President, Treasurer and Chief Financial Officer of the Corporation. Employee of Croft-Leominster, Inc. since 1997.	N/A	None	Since 2004
Christina Walters Year of Birth: 1970	Chief Compliance Officer since 2013. Employee of Croft-Leominster, Inc. since 1997.	N/A	None	Since 2013
George Russell Croft[2] Year of Birth: 1973	Director and Vice President of the Corporation, Vice President of Croft Leominster, Inc. since 2001.	3	None	Vice President since 2007; Director since 2011

1 The mailing address of each officer and Director is: c/o Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202.

Kent G. Croft and Russell G. Croft are “interested persons” of the Corporation because they are a director and/or officers of the Corporation.  In addition, they may be deemed to be “interested persons” of the Corporation because they are officers of the Fund’s adviser.

Information about Directors who are not “interested persons” of the Corporation as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address[1] and Year of Birth	Principal Occupation(s) During last five years and Position held with Corporation	Number of Portfolios overseen by Director	Other Directorships held by Director or Officer during last five years	Length of Time Served
Benjamin R. Civiletti Year of Birth: 1935	Director of the Corporation. Past Chairman and Partner, Venable LLP (law firm) (2006-2009); Attorney at Venable (2010 to present).	3	None	Since 2010
Steven Tamasi Year of Birth: 1963	Director of the Corporation. Chief Executive Officer of Boston Centerless, Inc. (supplier of precision ground bar materials and grinding services) since 1998.	3	None	Since 2010
Charles Jay McLaughlin Year of Birth: 1962	Director of the Corporation. President, Orion Safety Products as of January 1999.	3	None	Since 1999

1 The mailing address of each Director is: c/o Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202.

CROFT FUNDS CORPORATION

ADDITIONAL INFORMATION

OCTOBER 31, 2015 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 746-3322 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on July 31 and January 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-746-3322.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-746-3322.

CROFT FUNDS CORPORATION

PRIVACY NOTICE

OCTOBER 31, 2015 (UNAUDITED)

Rev. June 2011

FACTS	WHAT DOES CROFT FUNDS CORPORATION DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Croft Funds Corporation chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Croft Funds Corporation share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-551-0990.

CROFT FUNDS CORPORATION

PRIVACY NOTICE (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

Page 2

What we do:
How does Croft Funds Corporation protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Croft Funds Corporation collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Croft Funds Corporation has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • Croft Funds Corporation does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Croft Funds Corporation does not jointly market.

CROFT FUNDS CORPORATION

 1-800-746-3322

This report is provided for the general information of the shareholders of the Croft Value Fund, Croft Income Fund and Croft Focus Fund. This report is not intended for distribution to prospective investors in these Funds, unless preceded or accompanied by an effective Prospectus.

CROFT FUNDS CORPORATION

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

CROFT FUNDS CORPORATION

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft, CEO

*Kent Croft CEO

Date January 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Kent Croft, CEO

*Kent Croft CEO

Date January 5, 2016

By Phillip Vong, Treasurer

*Phillip Vong, Treasurer

Date January 5, 2016

* Print the name and title of each signing officer under his or her signature.